Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign [Table Text Block]	The sources of income from continuing operations before income taxes are:

(dollars in millions)	2015	2014	2013
United States	$2,782	$4,165	$3,065
Foreign	3,685	4,547	4,589
	$6,467	$8,712	$7,654

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax expense (benefit) for the years ended December 31, 2015, 2014 and 2013 consisted of the following components:

(dollars in millions)	2015	2014	2013
Current:
United States:
Federal	$328	$319	$390
State	(37)	38	18
Foreign	1,158	1,484	1,323
	1,449	1,841	1,731
Future:
United States:
Federal	712	421	292
State	109	(23)	44
Foreign	(159)	5	(68)
	662	403	268
Income tax expense	$2,111	$2,244	$1,999
Attributable to items credited (charged) to equity and goodwill	$(114)	$1,535	$(1,661)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Differences between effective income tax rates and the statutory U.S. federal income tax rate are as follows:

	2015	2014	2013
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(2.0)%	(3.3)%	(6.2)%
Tax audit settlements	—%	(4.3)%	(0.5)%
Other	(0.4)%	(1.6)%	(2.2)%
Effective income tax rate	32.6%	25.8%	26.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of net temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2015 and 2014 are as follows:

(dollars in millions)	2015	2014
Future income tax benefits:
Insurance and employee benefits	$2,650	$3,033
Other asset basis differences	1,199	369
Other liability basis differences	1,543	1,039
Tax loss carryforwards	528	660
Tax credit carryforwards	872	963
Valuation allowances	(591)	(612)
	$6,201	$5,452
Future income taxes payable:
Other asset basis differences	$5,324	$4,584
Other items, net	531	(124)
	$5,855	$4,460

Summary Of Tax Credit Carryforwards [Table Text Block]
At December 31, 2015, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2016-2020	$3	$274
2021-2025	4	127
2026-2035	196	573
Indefinite	668	1,927
Total	$871	$2,901

Summary Of Operating Loss Carryforwards [Table Text Block]
At December 31, 2015, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2016-2020	$3	$274
2021-2025	4	127
2026-2035	196	573
Indefinite	668	1,927
Total	$871	$2,901

Summary Of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013 is as follows:

(dollars in millions)	2015	2014	2013
Balance at January 1	$1,089	$1,223	$1,073
Additions for tax positions related to the current year	206	164	113
Additions for tax positions of prior years	99	435	211
Reductions for tax positions of prior years	(101)	(47)	(41)
Settlements	(124)	(686)	(133)
Balance at December 31	$1,169	$1,089	$1,223
Gross interest expense related to unrecognized tax benefits	$39	$180	$51
Total accrued interest balance at December 31	$176	$292	$262